Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,006,900
Previously Paid Amount	0.00
Total Fee Amount	1,105.75
Total Offset Amount	0.00
Net Fee	1,105.75
Narrative - Max Aggregate Offering Price	$ 8,006,900
Final Prospectus	true